10 Accounts Receivables - Concessions (Details 2) - Piped Gas Distribution Service Concession [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Concession agreement - gas distribution, beginning	R$ 322,259	R$ 303,668
Transfers from contract assets	16,574	6,399
Reclassified from intangible assets	(24,835)
Fair value recognition	10,415	12,193
Loss on disposal	(28)	(1)
Concession agreement - gas distribution, ending	R$ 324,385	R$ 322,259